Financial Instruments and Financial Risk Management - Summary of Sensitivity Analysis (Details) - Currency Risk - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Instruments [Line Items]
Balance sheet exposure	$ (1,608,852)	$ (1,620,829)
Long-term debt designated as investment hedge	1,655,000	1,655,000
Net balance sheet exposure	46,148	34,171
1-cent Increase
Disclosure Of Financial Instruments [Line Items]
Balance sheet exposure	(11,185)	(12,239)
Long-term debt designated as investment hedge	11,506	12,497
Net balance sheet exposure	321	258
1-cent Decrease
Disclosure Of Financial Instruments [Line Items]
Balance sheet exposure	11,185	12,239
Long-term debt designated as investment hedge	(11,506)	(12,497)
Net balance sheet exposure	$ (321)	$ (258)